Note 6 - Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	2014	2013
Change in projected benefit obligation:
Benefit obligation at beginning of year	$21,315,600	$23,872,644
Service cost	-	-
Interest cost	1,045,055	668,720
Actuarial (gain) loss	3,687,960	(2,575,030)
Benefits paid	(1,073,273)	(650,734)
Benefit obligation at end of year	24,975,342	21,315,600

Change in plan assets:
Fair value of plan assets at beginning of year	18,427,757	16,661,125
Actual return on plan assets	1,654,416	1,457,366
Employer contributions	825,000	960,000
Benefits paid	(1,073,273)	(650,734)
Fair value of plan assets at end of year	19,833,900	18,427,757

Funded status	(5,141,442)	(2,887,843)
Unrecognized net actuarial loss	7,634,982	4,794,177
Net amount recognized as prepaid benefit cost	$2,493,540	$1,906,334

Components of net periodic benefit cost:
Service cost	$-	$-
Interest cost	1,045,055	668,720
Expected return on plan assets	(1,197,674)	(1,192,584)
Amortization of net (gain) loss	390,413	772,646
Net periodic benefit cost	$237,794	$248,782

Accumulated benefit obligation	$24,975,342	$21,315,600

Schedule of Assumptions Used [Table Text Block]
	December 31
	2014	2013
Discount rate	3.75%	5.00%
Expected return on plan assets	6.50%	7.00%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	December 31
	2014	2013

Pooled separate accounts	$19,168,950	$17,778,307
Company common stock - 31,000 shares	664,950	649,450

Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2014	2013
Fixed income pooled separate accounts	67%	61%
Equity pooled separate accounts	30%	35%
Company common stock	3%	4%

Schedule of Expected Benefit Payments [Table Text Block]
Pension Benefits

2015	$2,470,000
2016	1,480,000
2017	2,160,000
2018	1,290,000
2019	1,290,000
2020-2024	7,410,000

Defined Contributions Schedule [Table Text Block]
	December 31
	2014	2013

Old 401(k) Plan
Company common stock:
Shares held	294,467	331,559
Fair value	$6,316,313	$6,863,275

Retirement Plan
Mutual funds - fair value	$2,119,209	$1,635,830
	For the Year Ended December 31
	2014	2013

Old 401(k) Plan
Employer contributions	$-	$-
Dividends on Company stock	66,312	86,286

Retirement Plan
Employer contributions	$466,926	$316,206

Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]
	December 31
	2014	2013

Company common stock:
Shares held	21,020	20,820
Fair value	$450,889	$430,984
Mutual funds - fair value	140,770	69,136
Cash and cash equivalents	5,816	3,486
	For the Year Ended December 31
	2014	2013

Employer contributions	$35,010	$24,978
Dividends on Company stock	4,164	5,220